Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value of Assets

	Year-End 2012				Year-End 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In thousands)
Non-Financial Assets and Liabilities:
Real estate	$—	$—	$—	$—	$—	$—	$24,161	$24,161

Information About Our Fixed Rate Financial Instruments Not Measured at Fair Value
Information about our fixed rate financial instruments not measured at fair value follows:

	Year-End 2012		Year-End 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value		Valuation Technique
	(In thousands)
Loan secured by real estate	$18,507	$35,824	$20,666	$—	(a)	Level 2
Fixed rate debt	$(3,989)	$(4,070)	$(29,931)	$(32,478)		Level 2
 _____________________

(a)	At year-end 2011 not applicable due to its non-performing status.